Common Stock	6 Months Ended	9 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Common Stock [Abstract]
COMMON STOCK

NOTE 7 – COMMON STOCK

On April 4, 2016, the Company issued 20,000,000 founders common stock to two prior directors, officers, and shareholders. On September 28, 2016, the Company redeemed 19,500,000 shares from the two prior owners.

On September 29, 2016, the Company issued 5,000,000 of its common stock to effect a change in control. These shares were issued to four executives in the Company.

During October and November 2016, the Company issued a total of 500,000 shares of its common stock to 35 unrelated investors for total proceeds of $50, or at par value of $0.0001 per share.

On August 7, 2017, LeGall Holdings, Inc. announced that it had entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Le’ Grille, LLC., a New Jersey Limited Liability Company (“LG”), and the controlling members of LG (the “LG Members”) (the “Acquisition”). Pursuant to the Share Exchange Agreement, the Company acquired 100% of the issued and outstanding equity of LG from the LG Members (the “LG Ownership”) and in exchange the Company issued to LG 255,500 shares of its common stock (the “LHI Shares”).

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of June 30, 2017, 6,255,500 shares of common stock and no preferred stock were issued and outstanding.

NOTE 7 – COMMON STOCK

On April 4, 2016, the Company issued 20,000,000 founders common stock to two prior directors, officers, and shareholders. On September 28, 2016, the Company redeemed 19,500,000 shares from the two prior owners.

On September 29, 2016, the Company issued 5,000,000 of its common stock to effect a change in control. These shares were issued to four executives in the Company.

On October 7, 2016, the Company issued 20,000 shares of its common stock, for cash, at $0.0001 per share.

On October 8, 2016, the Company issued 90,000 shares of its common stock, for cash, at $0.0001 per share.

On October 14, 2016, the Company issued 10,000 shares of its common stock, for cash, at $0.0001 per share.

On October 18, 2016, the Company issued 180,000 shares of its common stock, for cash, at $0.0001 per share.

On October 19, 2016, the Company issued 10,000 shares of its common stock, for cash, at $0.0001 per share.

On October 20, 2016, the Company issued 40,000 shares of its common stock, for cash, at $0.0001 per share.

On October 22, 2016, the Company issued 40,000 shares of its common stock, for cash, at $0.0001 per share.

On October 23, 2016, the Company issued 10,000 shares of its common stock, for cash, at $0.0001 per share.

On October 24, 2016, the Company issued 30,000 shares of its common stock, for cash, at $0.0001 per share.

On October 25, 2016, the Company issued 50,000 shares of its common stock, for cash, at $0.0001 per share.

On October 26, 2016, the Company issued 10,000 shares of its common stock, for cash, at $0.0001 per share.

On November 30, 2016, the Company issued 10,000 shares of its common stock, for cash, at $0.0001 per share.

The Company is authorized to issue 100,000,000 shares of common stock and 20,000,000 shares of preferred stock. As of December 31, 2016, 6,000,000 shares of common stock and no preferred stock were issued and outstanding.

On August 7, 2017, LeGall Holdings, Inc. announced that it had entered into a Share Exchange Agreement (the “Share Exchange Agreement”) with Le’ Grille, LLC., a New Jersey Limited Liability Company (“LG”), and the controlling members of LG (the “LG Members”) (the “Acquisition”). Pursuant to the Share Exchange Agreement, the Company acquired 100% of the issued and outstanding equity of LG from the LG Members (the “LG Ownership”) and in exchange the Company issued to LG 255,500 shares of its common stock (the “LHI Shares”).